               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                                     FOR THE
        MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A
        MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N
                                DATED MAY 1, 2004

The table under Note 3 A of The Consolidated Financial Statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2003 and 2002, and for each of the Three Years in the Period ended December 31, 2003 currently states the following (partial table shown):

3. INVESTMENTS AND INVESTMENT INCOME

    A) FIXED-MATURITY AND EQUITY SECURITIES


                                                                    GROSS              GROSS
                                            AMORTIZED COST     UNREALIZED GAINS      UNREALIZED          FAIR VALUE
                                                                                       LOSSES
  As at December 31                         2003      2002      2003      2002     2003     2002      2003       2002

  FIXED-MATURITY SECURITIES:
  U.S. government                          $2,536    $2,562      $64     $(18)     $197     $  -     $2,582     $2,759


The partial disclosure shown above is amended and restated as follows to correct a typographical error in the Gross Unrealized Gains column for 2002 and the Gross Unrealized Losses column for 2003. (Please note emphasis has been added to show the correction):

3. INVESTMENTS AND INVESTMENT INCOME

    A) FIXED-MATURITY AND EQUITY SECURITIES


                                                                    GROSS              GROSS
                                            AMORTIZED COST     UNREALIZED GAINS     UNREALIZED          FAIR VALUE
                                                                                      LOSSES
  As at December 31                         2003      2002      2003      2002     2003     2002      2003       2002
  FIXED-MATURITY SECURITIES:
  U.S. government                          $2,536    $2,562      $64      $197     $(18)   $  -      $2,582     $2,759
                                                                          ----     ----

All other amounts within the table are uneffected by this change.



                          SUPPLEMENT DATED JUNE 7-2004





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